FINANCIAL INSTRUMENTS - CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE PARTNERSHIP'S FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Derivatives:
Derivative asset	$ 6,461	$ 8,194
Derivative liability	7,564	6,143
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents	301,486	65,710
Restricted cash	138,051	162,415
Carrying Value | Level 1 | High-Yield and 2015 Norwegian Bonds
Non-Derivatives:
High-Yield and 2015 Norwegian Bonds	186,422	300,452
Carrying Value | Level 2
Non-Derivatives:
Long-term debt — floating	1,037,711	1,091,398
Obligations under capital leases	123,934	117,751
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	6,461	8,194
Derivative liability	7,564	6,143
Carrying Value | Level 2 | Cross Currency Interest Rate Swap
Derivatives:
Derivative liability	17,266	81,454
Carrying Value | Level 2 | Earn Out Units
Derivatives:
Derivative liability	14,500	15,000
Carrying Value | Level 2 | 2017 Norwegian Bonds
Non-Derivatives:
High-Yield and 2015 Norwegian Bonds	250,000	0
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents	301,486	65,710
Restricted cash	138,051	162,415
Fair Value | Level 1 | High-Yield and 2015 Norwegian Bonds
Non-Derivatives:
High-Yield and 2015 Norwegian Bonds	181,022	293,484
Fair Value | Level 2
Non-Derivatives:
Long-term debt — floating	1,037,711	1,091,398
Obligations under capital leases	123,934	117,751
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	6,461	8,194
Derivative liability	7,564	6,143
Fair Value | Level 2 | Cross Currency Interest Rate Swap
Derivatives:
Derivative liability	17,266	81,454
Fair Value | Level 2 | Earn Out Units
Derivatives:
Derivative liability	14,500	15,000
Fair Value | Level 2 | 2017 Norwegian Bonds
Non-Derivatives:
High-Yield and 2015 Norwegian Bonds	$ 250,000	$ 0